UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21614
Eaton Vance Enhanced Equity Income Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	September 30
Date of Reporting Period:	December 31, 2006

Item 1. Schedule of Investments

Eaton Vance Enhanced Equity Income Fund                                                                          as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks (1) — 99.0%

Security	Shares	Value
Aerospace & Defense — 5.4%
Boeing Co.	85,900	$7,631,356
General Dynamics Corp.	129,694	9,642,749
L-3 Communications Holdings, Inc.	60,917	4,981,792
Northrop Grumman Corp.	113,400	7,677,180
Precision Castparts Corp.	74,878	5,861,450
United Technologies Corp.	115,000	7,189,800
		$42,984,327
Auto Components — 1.2%
BorgWarner, Inc.	158,700	$9,366,474
		$9,366,474
Automobiles — 0.6%
Harley-Davidson, Inc.	72,900	$5,137,263
		$5,137,263
Biotechnology — 1.7%
Amgen, Inc. (2)	93,200	$6,366,492
Biogen Idec, Inc. (2)	88,000	4,328,720
BioMarin Pharmaceutical, Inc. (2)	173,500	2,843,665
		$13,538,877
Capital Markets — 10.8%
Amvescap PLC ADR	336,400	$8,292,260
Bank of New York Co., Inc.	207,100	8,153,527
Charles Schwab Corp. (The)	336,211	6,502,321
Deutsche Bank AG	79,900	10,645,876
E*Trade Financial Corp. (2)	247,000	5,537,740
Goldman Sachs Group, Inc.	59,047	11,771,019
Mellon Financial Corp.	180,759	7,618,992
Merrill Lynch & Co., Inc.	95,000	8,844,500
Morgan Stanley	112,800	9,185,304
UBS AG	174,100	10,503,453
		$87,054,992
Chemicals — 2.8%
Airgas, Inc.	151,990	$6,158,635
E.I. du Pont de Nemours and Co.	174,500	8,499,895
Ecolab, Inc.	165,100	7,462,520
		$22,121,050
Commercial Banks — 1.3%
Wachovia Corp.	179,753	$10,236,933
		$10,236,933
Commercial Services & Supplies — 0.7%
Cintas Corp.	132,200	$5,249,662
		$5,249,662

Communications Equipment — 1.8%
Cisco Systems, Inc. (2)	313,600	$8,570,688
Corning, Inc. (2)	330,000	6,174,300
		$14,744,988
Computer Peripherals — 5.1%
Apple Computer, Inc. (2)	103,800	$8,806,392
Hewlett-Packard Co.	150,900	6,215,571
International Business Machines Corp.	87,100	8,461,765
SanDisk Corp. (2)	199,953	8,603,978
Seagate Technology	320,000	8,480,000
		$40,567,706
Construction & Engineering — 0.9%
Fluor Corp.	91,900	$7,503,635
		$7,503,635
Consumer Finance — 2.3%
American Express Co.	182,600	$11,078,342
Capital One Financial Corp.	94,391	7,251,117
		$18,329,459
Diversified Financial Services — 1.3%
JPMorgan Chase & Co.	211,851	$10,232,403
		$10,232,403
Diversified Telecommunication Services — 0.9%
Embarq Corp.	13,115	$689,324
Verizon Communications, Inc.	161,000	5,995,640
Windstream Corp.	51,873	737,634
		$7,422,598
Electric Utilities — 1.8%
Exelon Corp.	130,084	$8,050,899
Mirant Corp. (2)	198,200	6,257,174
		$14,308,073
Electrical Equipment — 0.7%
Emerson Electric Co.	134,788	$5,940,107
		$5,940,107
Energy Equipment & Services — 2.7%
Halliburton Co.	235,300	$7,306,065
Nabors Industries, Ltd. (2)	192,800	5,741,584
Schlumberger, Ltd.	138,100	8,722,396
		$21,770,045
Food & Staples Retailing — 4.5%
BJ’s Wholesale Club, Inc. (2)	228,903	$7,121,172
Safeway, Inc.	198,500	6,860,160
Walgreen Co.	308,800	14,170,832
Wal-Mart Stores, Inc.	165,000	7,619,700
		$35,771,864

Food Products — 1.0%
William Wrigley Jr. Co.	153,923	$7,960,897
		$7,960,897
Health Care Equipment & Supplies — 3.8%
Edwards Lifesciences Corp. (2)	138,400	$6,510,336
Medtronic, Inc.	155,400	8,315,454
Respironics, Inc. (2)	147,800	5,579,450
Zimmer Holdings, Inc. (2)	133,800	10,487,244
		$30,892,484
Health Care Providers & Services — 2.0%
Caremark Rx, Inc.	160,400	$9,160,444
Quest Diagnostics, Inc.	127,900	6,778,700
		$15,939,144
Hotels, Restaurants & Leisure — 3.6%
Harrah’s Entertainment, Inc.	120,800	$9,992,576
Starwood Hotels and Resorts Worldwide, Inc.	166,200	10,387,500
Yum! Brands, Inc.	151,600	8,914,080
		$29,294,156
Household Products — 1.9%
Colgate-Palmolive Co.	115,100	$7,509,124
Procter & Gamble Co.	119,673	7,691,384
		$15,200,508
Independent Power Producers & Energy Traders — 1.0%
TXU Corp.	148,887	$8,071,164
		$8,071,164
Insurance — 5.4%
Aflac, Inc.	209,200	$9,623,200
Assurant, Inc.	158,900	8,779,225
Lincoln National Corp.	123,900	8,226,960
W. R. Berkley Corp.	221,200	7,633,612
Willis Group Holdings, Ltd.	222,300	8,827,533
		$43,090,530
Internet Software & Services — 1.0%
Google, Inc., Class A (2)	16,864	$7,765,535
		$7,765,535
IT Services — 1.2%
Paychex, Inc.	251,490	$9,943,915
		$9,943,915
Life Sciences Tools & Services — 1.1%
Thermo Fisher Scientific, Inc. (2)	195,804	$8,867,963
		$8,867,963

Media — 2.6%
Comcast Corp., Class A (2)	289,600	$12,258,768
Idearc, Inc. (2)	8,050	230,632
Time Warner, Inc.	388,600	8,463,708
		$20,953,108
Metals & Mining — 2.0%
BHP Billiton, Ltd. ADR	194,100	$7,715,475
Newmont Mining Corp.	180,500	8,149,575
		$15,865,050
Multiline Retail — 0.9%
Federated Department Stores, Inc.	199,600	$7,610,748
		$7,610,748
Oil, Gas & Consumable Fuels — 6.3%
Chesapeake Energy Corp.	281,200	$8,168,860
Chevron Corp.	112,630	8,281,684
Exxon Mobil Corp.	214,920	16,469,320
Suncor Energy, Inc.	90,969	7,178,364
Western Refining, Inc.	137,700	3,505,842
Williams Co., Inc.	262,100	6,846,052
		$50,450,122
Personal Products — 0.5%
Herbalife, Ltd. (2)	94,300	$3,787,088
		$3,787,088
Pharmaceuticals — 4.1%
Allergan, Inc.	77,000	$9,219,980
Pfizer, Inc.	298,300	7,725,970
Shire PLC ADR	148,000	9,140,480
Wyeth	135,300	6,889,476
		$32,975,906
Real Estate Investment Trusts (REITs) — 0.7%
AvalonBay Communities, Inc.	44,715	$5,815,186
		$5,815,186
Semiconductors & Semiconductor Equipment — 4.2%
Applied Materials, Inc.	426,900	$7,876,305
Broadcom Corp., Class A (2)	133,968	4,328,506
Intel Corp.	195,500	3,958,875
Linear Technology Corp.	129,300	3,920,376
Marvell Technology Group, Ltd. (2)	284,858	5,466,425
Texas Instruments, Inc.	286,485	8,250,768
		$33,801,255
Software — 2.6%
Microsoft Corp.	498,300	$14,879,238
Oracle Corp. (2)	362,300	6,209,822
		$21,089,060

Specialty Retail — 2.0%
Bed Bath & Beyond, Inc. (2)	227,700	$8,675,370
Best Buy Co., Inc.	158,762	7,809,503
		$16,484,873
Textiles, Apparel & Luxury Goods — 1.7%
Nike, Inc., Class B	137,500	$13,616,625
		$13,616,625
Thrifts & Mortgage Finance — 1.0%
Freddie Mac	114,600	$7,781,340
		$7,781,340
Tobacco — 1.5%
Altria Group, Inc.	144,076	$12,364,602
		$12,364,602
Wireless Telecommunication Services — 0.4%
Alltel Corp.	49,900	$3,017,952
		$3,017,952
Total Common Stocks (identified cost $761,828,975)		$794,919,667

Affiliated Investment — 4.5%

Security	Value
Investment in Cash Management Portfolio, 4.87% (3)	$35,679,549
Total Affiliated Investment (at amortized cost, $35,679,549)	$35,679,549
Total Investments — 103.5% (identified cost $797,508,524)	$830,599,216

Covered Call Options Written — (2.9%)

	Number of	Premium
Type of Contract	Contracts	Received	Value
Aflac, Inc., Expires 02/17/07, Strike 45.00	2,090	$223,247	$(386,650)
Airgas, Inc., Expires 4/21/07, Strike 40.00	795	216,233	(228,563)
Allergan, Inc., Expires 01/20/07, Strike 120.00	360	110,517	(72,000)
Alltel Corp., Expires 01/20/07, Strike 55.00	295	68,461	(192,340)
Altria Group, Inc., Expires 3/17/07, Strike 90.00	1,440	168,475	(180,000)
American Express Co., Expires 01/20/07, Strike 57.50	1,320	263,332	(501,600)
Amgen, Inc., Expires 1/20/07, Strike 80.00	930	117,632	(4,650)
Apple Computer, Inc., Expires 1/20/07, Strike 85.00	675	258,117	(263,250)
Applied Materials, Inc., Expires 01/20/07, Strike 17.50	2,565	239,820	(282,150)
Assurant, Inc., Expires 01/20/07, Strike 55.00	1,589	273,109	(166,845)
AvalonBay Communities, Inc., Expires 01/20/07, Strike 135.00	335	102,842	(13,400)
Bank New York Co, Inc., Expires 01/20/07, Strike 32.50	760	195,314	(524,400)
Bed Bath & Beyond, Inc., Expires 02/17/07, Strike 40.00	1,690	261,198	(84,500)
Best Buy, Co., Expires 3/17/07, Strike 50.00	1,050	319,295	(262,500)
BHP Billiton, Ltd., Expires 02/17/07, Strike 40.00	1,180	273,751	(206,500)
Biogen Idec, Inc., Expires 01/20/07, Strike 45.00	880	168,955	(396,000)
Biomarin Pharmacy, Inc., Expires 04/21/07, Strike 17.50	1,175	249,092	(188,000)
BJ’s Wholesale Club, Inc., Expires 03/17/07, Strike 30.00	1,115	342,294	(284,325)
Boeing Co., Expires 2/17/07, Strike 90.00	450	134,091	(112,500)
BorgWarner, Inc., Expires 1/20/07, Strike 60.00	1,010	123,974	(78,275)
Broadcom Corp., Class A, Expires 02/17/07, Strike 32.50	735	161,327	(154,350)
Capital One Financial Corp., Expires 3/17/07, Strike 80.00	943	218,769	(202,745)
Caremark Rx, Inc., Expires 3/17/07, Strike 60.00	1,040	139,886	(140,400)
Charles Schwab Corp. (The), , Expires 3/17/07, Strike 20.00	2,070	141,791	(155,250)
Chesapeake Energy Corp., Expires 1/20/07, Strike 30.00	2,085	296,061	(72,975)
Chevron Corp., Expires 3/17/2007, Strike 75.00	1,126	249,964	(270,240)
Cintas Corp., Expires 5/19/07, Strike 45.00	1,320	147,835	(39,600)
Cisco Systems, Inc., Expires 1/20/07, Strike 22.50	795	166,555	(397,500)
Colgate-Palmolive Co., Expires 2/17/07, Strike 65.00	600	121,196	(99,000)
Comcast Corp., Class A, Expires 1/20/07, Strike 40.00	1,405	264,047	(358,275)
Corning, Inc., Expires 02/17/07, Strike 22.50	2,400	244,792	(48,000)
Deutsche Bank AG, Expires 01/20/07, Strike 125.00	360	200,514	(313,200)
E.I. du Pont de Nemours and Co., Expires 01/20/07, Strike 45.00	1,115	214,073	(434,850)
E*Trade Financial Corp., Expires 1/20/07, Strike 22.50	1,680	274,184	(100,800)
Ecolab, Inc., Expires 1/20/07, Strike 45.00	775	160,420	(65,875)

Edwards Lifesciences Corp., Expires 2/17/07, Strike 45.00	660	$131,244	$(204,600)
Emerson Electric Co., Expires 3/17/07, Strike 45.00	910	117,841	(104,650)
Exelon, Corp., Expires 01/20/07, Strike 65.00	735	73,130	(11,025)
Exxon Mobil Corp., Expires 01/20/07, Strike 72.50	1,075	192,956	(494,500)
Freddie Mac, Expires 01/20/07, Strike 70.00	635	116,373	(34,925)
Federated Department Stores, Inc., Expires 2/17/07, Strike 42.50	1,510	308,967	(52,850)
Fluor Corp., Expires 01/20/07, Strike 80.00	395	170,635	(108,625)
General Dynamics Corp., Expires 1/20/07, Strike 70.00	1,296	553,375	(629,856)
Goldman Sachs Group, Inc., Expires 04/21/07, Strike 200.00	330	375,198	(412,500)
Google, Inc., Class A, Expires 3/17/07, Strike 470.00	135	331,685	(340,200)
Hallburton Co., Expires 04/21/07, Strike 32.50	1,345	402,815	(255,550)
Harley Davidson, Inc., Expires 02/17/07, Strike 70.00	330	104,607	(118,800)
Harrah’s Entertainment, Inc., Expires 01/20/07, Strike 70.00	635	166,365	(819,150)
Harrah’s Entertainment, Inc., Expires 2/17/07, Strike 80.00	573	63,309	(189,090)
Herbalife Ltd., Expires 02/17/07, Strike 40.00	600	124,448	(121,500)
Hewlett-Packard Co., Expires 2/17/07, Strike 40.00	1,105	156,905	(243,100)
Intel Corp., Expires 01/20/07, Strike 20.00	1,185	104,869	(81,765)
International Business Machines Corp., Expires 01/20/07, Strike 95.00	555	95,457	(188,700)
JP Morgan Chase & Co., Expires 3/17/07, Strike 50.00	2,118	176,847	(169,440)
L-3 Communications Holdings, Inc., Expires 4/21/07, Strike 85.00	609	158,031	(170,520)
Lincoln National Corp., Expires 01/20/07, Strike 65.00	1,239	171,793	(198,240)
Linear Technology Corp., Expires 2/17/07, Strike 32.50	635	106,042	(31,750)
Marvell Technology Group, Ltd., Expires 2/17/07, Strike 20.00	1,540	157,075	(138,600)
Medtronic, Inc., Expires 02/17/07, Strike 52.50	815	162,587	(187,450)
Mellon Financial Corp., Expires 3/17/07, Strike 42.50	1,170	154,751	(143,325)
Merrill Lynch & Co., Inc., Expires 01/20/07, Strike 90.00	635	136,203	(260,350)
Microsoft Corp., Expires 01/20/07, Strike 27.00	2,910	380,883	(902,100)
Mirant Corp., Expires 03/17/07, Strike 30.00	1,330	182,204	(312,550)
Morgan Stanley, Expires 01/20/07, Strike 80.00	740	116,176	(173,900)
Nabors Industries, Ltd., Expires 03/17/07, Strike 32.50	885	192,039	(92,925)
Newmont Mining Corp., Expires 03/17/07, Strike 47.50	1,435	314,973	(225,295)
Nike, Inc., Class B, Expires 1/20/07, Strike 95.00	905	183,791	(443,450)
Northrop Grumman Corp., Expires 02/17/07, Strike 65.00	575	136,271	(205,850)
Oracle Corp., Expires 03/17/07, Strike 18.00	2,290	294,828	(125,950)
Paychex, Inc., Expires 3/17/07, Strike 40.00	1,100	185,124	(132,000)
Pfizer Inc., Expires 01/20/07, Strike 25.00	2,983	204,329	(357,960)
Precision Castparts Corp., Expires 01/20/07, Strike 65.00	535	160,228	(719,575)
Procter & Gamble Co., Expires 1/20/07, Strike 60.00	365	131,213	(167,900)

Procter & Gamble Co., Expires 1/20/07, Strike 65.00	420	$56,488	$(14,700)
Quest Diagnostics, Inc., Expires 2/17/07, Strike 50.00	735	188,889	(274,890)
Respironics, Inc., Expires 01/20/07, Strike 35.00	360	69,118	(104,400)
Safeway, Inc., Expires 1/20/07, Strike 30.00	1,985	145,893	(972,650)
SanDisk Corp., Expires 04/21/07, Strike 45.00	1,150	459,181	(471,500)
Schlumberger, Ltd., Expires 2/17/07, Strike 65.00	1,000	376,988	(215,000)
Seagate Technology, Expires 1/20/07, Strike 22.50	1,140	150,475	(474,240)
Shire PLC ADR, Expires 01/20/07, Strike 55.00	695	227,258	(528,200)
Starwood Hotels & Resorts Worldwide, Inc., Expires 02/17/07, Strike 65.00	1,105	278,451	(198,900)
Suncor Energy, Inc., Expires 03/17/07, Strike 80.00	560	331,510	(263,200)
Texas Instruments, Inc. Expires 4/21/07, Strike 30.00	1,400	185,956	(194,600)
Thermo Fisher Scientific, Inc., Expires 3/17/07, Strike 45.00	1,080	164,155	(243,000)
Time Warner, Inc., Expires 1/20/07, Strike 17.50	650	167,045	(287,300)
TXU Corp., Expires 01/20/07, Strike 65.00	1,488	279,810	(7,440)
UBS AG, Expires 01/20/07, Strike 60.00	1,310	317,010	(183,400)
United Technologies Corp., Expires 2/17/07, Strike 65.00	665	164,250	(53,200)
Verizon Communications, Inc., Expires 01/20/07, Strike 37.50	1,610	184,339	(185,150)
W. R. Berkley Corp., Expires 01/20/07, Strike 35.00	1,125	219,571	(67,500)
Wachovia Corp., Expires 01/20/07, Strike 57.50	1,215	95,375	(60,750)
Walgreen Co., Expires 01/20/07, Strike 42.50	1,140	275,621	(400,140)
Wal-Mart Store, Inc., Expires 03/17/07, Strike 47.50	1,135	127,116	(130,525)
Western Refining, Inc., Expires 03/17/07, Strike 30.00	840	123,476	(50,400)
William Wrigley Jr. Co., Expires 3/17/07, Strike 50.00	750	202,119	(232,500)
Williams Co., Inc., Expires 02/17/07, Strike 27.50	1,750	195,994	(105,000)
Willis Group Holdings, Ltd., Expires 1/20/07, Strike 40.00	2,223	84,098	(111,150)
Wyeth, Expires 1/20/07, Strike 52.50	960	133,916	(14,400)
Yum Brands, Inc., Expires 01/20/07, Strike 60.00	615	182,649	(49,200)
Zimmer Holdings, Inc., Expires 01/20/07, Strike 75.00	890	166,425	(347,100)
Total Covered Call Options Written (premiums received $19,959,907)			$(23,092,459)
Other Assets, Less Liabilities—(0.6)%			$(4,820,490)
Net Assets—100.0%			$802,686,267

ADR	—	American Depository Receipt
(1)		A portion of each common stock holding has been segregated as collateral for it’s corresponding options written.
(2)		Non-income producing security.
(3)

Affiliated investment that invests in high quality U.S. money market instruments, and that is available to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of December 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$762,884,065
Gross unrealized appreciation	$42,586,927
Gross unrealized depreciation	(10,551,325)
Net unrealized appreciation	$32,035,602

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	February 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	February 26, 2007
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	February 26, 2007